Recurring Fair Value Measurements (Details) - Schedule of change in fair value of level 3 warrant liabilities - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule of change in fair value of level 3 warrant liabilities [Abstract]
Private warrant liability at January 1, 2022	$ 261,733
Change in fair value of private warrant liability	(100,533)	$ 102,267
Private warrant liability at March 31, 2022	$ 161,200	$ 261,733